Borrowings - Summary of Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 8,524	€ 9,307	€ 12,061
Current	950	4,969
Non-current	7,574	4,338
Fair value of borrowings	9,165	9,783
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,241	1,745
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 7,283	€ 7,562